Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Income (Detail) - Fair value hedges [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Statements1 [Line Items]
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income	$ (93)	$ (114)	$ (24)
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income	97	83	73
Hedge ineffectiveness gains (losses) recognized in the consolidated statement of income	$ 4	$ (31)	$ 49